PW WILLOW FUND, L.L.C.

                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                             PERIOD FROM MAY 8, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                             PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                             PERIOD FROM MAY 8, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                                    CONTENTS

Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statement of Changes in Members' Capital - Net Assets .........................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................13

                         Report of Independent Auditors

To the Board of Directors of PW Willow Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Willow Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for the period from May 8, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Willow Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for the period from May 8, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
New York, New York
February 15, 2001

                                                          PW WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $57,498,048)              $54,084,159
Cash and cash equivalents                                            23,103,254
Due from broker                                                      17,837,718
Premiums on credit swaps                                                523,846
Receivables:

  Interest                                                            2,475,724
  Investments sold, not settled                                         315,949
-------------------------------------------------------------------------------

TOTAL ASSETS                                                         98,340,650
-------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
 (Proceeds of sales $13,040,204)                                     11,751,244
Payables:
  Interest due on securities sold, not yet purchased                    183,619
  Management fee                                                         88,099
  Premiums on credit swaps                                               73,831
  Professional fees                                                      38,562
  Administration expense                                                 16,380
  Miscellaneous                                                           4,934
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    12,156,669
-------------------------------------------------------------------------------

NET ASSETS                                                           86,183,981
-------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:

Capital contributions                                                85,511,426
Accumulated net investment income                                     2,543,778
Accumulated net realized gain from investments                          253,706
Accumulated net unrealized depreciation from investments             (2,124,929)
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                 $86,183,981
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

  PERIOD FROM MAY 8, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

-------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $3,803,139
Other                                                                    20,291
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               3,823,430
-------------------------------------------------------------------------------

EXPENSES

Management fee                                                          449,707
Organization costs                                                      289,904
Professional fees                                                        68,253
Administration expense                                                   48,196
Miscellaneous                                                            43,400
-------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                899,460
-------------------------------------------------------------------------------

Interest expense                                                        216,860
Credit swap expense                                                     118,257
Dividend expense                                                         45,075
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,279,652
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 2,543,778
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN(LOSS)
             FROM INVESTMENTS

Net realized gain from investments                                      253,706
Change in net unrealized depreciation
  from investments                                                   (2,124,929)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
  FROM INVESTMENTS                                                   (1,871,223)
-------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM OPERATIONS                                                      $672,555
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

  PERIOD FROM MAY 8, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment income                                               $ 2,543,778
Net realized gain from investments                                      253,706
Change in net unrealized depreciation from investments               (2,124,929)
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
                 DERIVED FROM OPERATIONS                                672,555
-------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                   84,011,426

Proceeds from Manager subscriptions                                   1,500,000
-------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
                 FROM CAPITAL TRANSACTIONS                           85,511,426
-------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                      --
-------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                   $86,183,981
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. Operations of the Fund commenced on May 8, 2000.

         The Manager of the Fund is PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 was $1,559,461. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice that year, in June and December and then once each year thereafter, near year-end. A Member's interest in the Fund can only be transferred or assigned with the approval of the Manager, which may be withheld in its sole and absolute discretion.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are not amortized/accreted. For securities in default the Fund will write off any related interest receivable upon default and discontinue accruing interest income on such securities. In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective January 1, 2001 for the Fund and will require the Fund to amortize/accrete all premiums and discounts on debt securities. Upon adoption, the Fund will be required to record the cumulative effect of this change. The effect of this adjustment will be to increase accumulated undistributed net investment income with an offsetting increase to unrealized losses. This adjustment will have no impact on the net assets of the Fund. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------
         A.  PORTFOLIO VALUATION (CONTINUED)

         securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2000 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         If the Fund invests in foreign currency denominated securities the Fund will isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations will be included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions will represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U. S. dollar equivalent

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         B.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED  PARTY  TRANSACTIONS  AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to Bond Street.

         PaineWebber Incorporated ("PWI"), a wholly-owned subsidiary of UBS Americas, Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through PWI and its affiliates. During the period ended December 31, 2000, PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

   3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 2000, because a twelve month period had not lapsed for any individual member.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to the Directors by the Fund for the period ended December 31, 2000 was $10,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates and reimbursement for out of pocket expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period ended December 31, 2000, amounted to $93,812,373 and $50,120,017, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $1,947,450 and $15,419,005, respectively

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized depreciation on investments was $2,124,929, consisting of $3,466,311 gross unrealized appreciation and $5,591,240 gross unrealized depreciation.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the Broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the Broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which are maintained in a segregated cash account held by the custodian. The Fund had no borrowings for the period ended December 31, 2000.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         For the period ended December 31, 2000 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and Premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         For certain credit swaps the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the terms of such swaps. The Premiums are reflected as Premiums on Credit Swaps on the Statement of Assets, Liabilities and Members' Capital. The Premiums are amortized on a straight line basis over the term of the swap. The amortized amounts along with any periodic payments are reflected as credit swap expense in the Statement of Operations. For those swaps which the Fund makes periodic payments, the Fund has segregated cash of $2,787,292 to cover the net present value of the expected future payments over the terms of the swap agreements.

         Fluctuations in the value of credit swaps are recorded in investments as a component of net change in unrealized appreciation (depreciation) from investments.

         During the period ended December 31, 2000, the Fund did not trade any forward or futures contracts or options.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                  PERIOD FROM MAY 8,
                                                                 2000 (COMMENCEMENT
                                                                    OF OPERATIONS)
                                                                TO DECEMBER 31, 2000
                                                                --------------------

          Ratio of net investment income to average net shares          6.97%*
          Ratio of total expenses to average net assets                 3.50%*
          Ratio of operating expenses to average net assets             2.50%*
          Portfolio turnover rate                                     107.56%
          Total return                                                  2.49%**

         *  Annualized.

         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.



                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    PAR                                                                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  CORPORATE BONDS  (46.99%)
                  -------------------------

                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.23%)

  $  1,500,000    Owens Corning,  7.70%, 05/01/08 (a)                                                  $   318,000
     3,500,000    Owens Corning,  7.00%, 03/15/09 (a)                                                      742,000
                                                                                                       -----------
                                                                                                         1,060,000
                                                                                                       -----------
                  CHEMICALS - DIVERSIFIED (2.06%)

     3,500,000    Sterling Chemicals, Inc.,  11.75%, 08/15/06 (Callable 08/15/01 @
                  $105.87)                                                                               1,771,000
                                                                                                       -----------
                  COMPUTER SERVICES (2.43%)

     6,000,000    Cooperative Computing,  9.00%, 02/01/08 (Callable 02/01/03 @
                  $104.50) *                                                                             2,085,000
                                                                                                       -----------
                  DIVERSIFIED FINANCIAL SERVICES (2.84%)

     4,000,000    Finova Capital Corp.,  7.25%, 11/08/04                                                 2,440,000
                                                                                                       -----------
                  FINANCE - MORTGAGE LOAN/BANKER (3.54%)

     5,275,000    Aames Financial Corp.,  9.125%, 11/01/03 (Callable 02/16/01 @
                  $104.56)                                                                               2,865,907

     6,000,000    United Companies Financial,  9.35%, 11/01/49 (a)                                         180,000
                                                                                                       -----------
                                                                                                         3,045,907
                                                                                                       -----------
                  FOOD - RETAIL (3.77%)

     6,000,000    Great Atlantic & Pac Tea,  7.75%, 04/15/07 *                                           3,240,000
                                                                                                       -----------
                  FUNERAL SERVICES & RELATED ITEMS (1.97%)

     3,000,000    Service Corp. International,  6.00%, 12/15/05                                          1,691,400
                                                                                                       -----------

    The preceeding notes are an integral part of these financial statements.

                                                                              13



                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    PAR                                                                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  CORPORATE BONDS (CONTINUED)
                  -------------------------

                  HOME DECORATION PRODUCTS (3.02%)

 $   6,500,000    Frank's Nursery & Crafts,  10.25%, 03/01/08 (Callable 03/01/03 @
                  $105.12) *                                                                           $ 2,600,000
                                                                                                       -----------

                  INTERNET CONNECTIVITY SERVICES (0.31%)

     3,000,000    Northpoint Communications Group, Inc.,  12.875%, 02/15/10
                  (Callable 02/15/05 @ $106.44) *                                                          270,000
                                                                                                       -----------
                  OIL & GAS DRILLING (0.02%)

     2,000,000    Costilla Energy, Inc.,  10.25%, 10/01/06 (Callable 10/01/01 @
                  $105.12) (a)                                                                              20,000
                                                                                                       -----------
                  RETAIL - AUTO PARTS (3.47%)

     1,000,000    Pep Boys - Manny, Moe, & Jack,  6.625%, 05/15/03                                         680,000
     4,000,000    Pep Boys - Manny, Moe, & Jack,  6.92%, 07/07/06                                        2,306,800
                                                                                                       -----------
                                                                                                         2,986,800
                                                                                                       -----------
                  RETAIL - DISCOUNT (4.38%)

     2,500,000    Hills Stores Co.,  12.50%, 07/01/03 *                                                    425,000
     6,000,000    Shopko Stores,  6.50%, 08/15/03                                                        3,340,200
                                                                                                       -----------
                                                                                                         3,765,200
                                                                                                       -----------
                  RETAIL - RESTAURANTS (3.02%)

     5,500,000    Advantica Restaurant Group,  11.25%, 01/15/08 (Callable 01/15/03
                  @ $105.63)                                                                             2,596,000
                                                                                                       -----------
                  SPECIFIED PURPOSE ACQUISITION (0.38%)

     1,000,000    DTI Holdings, Inc.,  12.50%, 03/01/08 (Callable 03/01/03 @
                  $106.25) *,**                                                                            330,000
                                                                                                       -----------

    The preceeding notes are an integral part of these financial statements.

                                                                              14


                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    PAR                                                                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  CORPORATE BONDS (CONTINUED)
                  -------------------------

                  TELEPHONE - INTEGRATED (5.25%)

  $ 10,500,000    Call-Net Enterprises, Inc.,  9.375%, 05/15/09 (Callable 05/15/04
                  @ $104.69)                                                                           $ 4,515,000
                                                                                                       -----------
                  TEXTILE - PRODUCTS (5.73%)

     8,500,000    Galey & Lord, Inc.,  9.125%, 03/01/08 (Callable 03/01/03 @
                  $104.56) *                                                                             4,930,000
                                                                                                       -----------
                  TRANSPORTATION - AIR FREIGHT (3.57%)

     6,500,000    Kitty Hawk, Inc.,  9.95%, 11/15/04 (Callable 11/15/01 @ $104.97)
                  (a), *                                                                                 3,071,250
                                                                                                       -----------
                  TOTAL CORPORATE BONDS (COST $44,047,949)                                              40,417,557
                                                                                                       -----------
                  CREDIT SWAPS  (0.91%)(b)
                  ------------------------

     5,000,000    Ball Corp.,  1.49%, 10/11/05 (c)                                                        (84,581)
     5,000,000    Compaq Computer Corp.,  .70%, 10/11/05 (c)                                               209,289
    10,000,000    Deere & Co.,  .50%, 11/01/05                                                              49,135
    10,000,000    Fiat S.p.A. - Sponsored ADR,  .78%, 12/18/04                                               4,100
     5,000,000    The Goodyear Tire & Rubber Co.,  2.95%, 10/31/05                                         197,406
    10,000,000    Ingersoll-Rand Co.,  .65%, 12/13/04                                                       14,200
    10,000,000    Pitney Bowes, Inc.,  .44%, 10/27/05                                                      125,300
    10,000,000    Rohm & Haas Co.,  .73%, 12/26/04                                                         110,903
     5,000,000    Sears, Roebuck & Co.,  1.25%, 11/22/05                                                    17,732
     5,000,000    TRW, Inc.,  1.65%, 10/23/05                                                              136,316
                                                                                                       -----------
                  TOTAL CREDIT SWAPS (COST $0)                                                             779,800
                                                                                                       -----------

    The preceeding notes are an integral part of these financial statements.

                                                                              15



                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    PAR                                                                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  BANK LOANS  (12.03%)
                  --------------------

  $  3,552,974    Arch Paging, Inc.,  13.69%, 06/30/06                                                 $ 2,913,439
     5,216,666    Decora Industries Deutschland Gmbh,  20.00%, 08/31/01                                  5,216,666
     3,529,042    US Office Products Co.,  10.65%, 06/09/06                                              2,223,297
                                                                                                       -----------
                  TOTAL BANK LOANS (COST $10,950,049)                                                   10,353,402
                                                                                                       -----------

     SHARES
     ------

                  PREFERRED STOCK  (2.94%)
                  ------------------------

       135,000    Lodgian Capital Trust I, 7.00%, 6/30/10                                                2,531,250
                                                                                                       -----------
                  TOTAL PREFERRED STOCK (COST $2,500,000)                                                2,531,250
                                                                                                       -----------
                  WARRANTS  (0.00%)
                  -----------------

                  SPECIFIED PURPOSE ACQUISITIONS (0.00%)

         5,000    DTI Holdings, Inc. *                                                                       2,150
                                                                                                       -----------
                  TOTAL WARRANTS (COST $50)                                                                  2,150
                                                                                                       -----------
                  COMMON STOCKS SOLD, NOT YET PURCHASED  ((4.15)%)
                  ------------------------------------------------

                  CONTAINERS - METAL/GLASS ((1.05)%)

       123,300    Crown Cork & Seal Co., Inc.                                                          $  (901,631)
                                                                                                       -----------
                  ELECTRIC - INTEGRATED ((2.72)%)

       150,000    Edison International                                                                  (2,343,750)
                                                                                                       -----------

   The preceeding notes are an integral part of these financial statements.

                                                                              16



                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    SHARES                                                                                            MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCKS SOLD, NOT YET PURCHASED
                  (CONTINUED)

                  THEATERS ((0.38)%)

       167,000    GC Cos., Inc.                                                                        $  (323,563)
                                                                                                       -----------
                  TOTAL COMMON STOCKS SOLD, NOT YET PURCHASED (PROCEEDS                                 (3,568,944)
                  $4,287,704)                                                                          -----------
       PAR
       ---

                  BONDS SOLD, NOT YET PURCHASED  ((9.51)%)
                  ----------------------------------------
                  AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((1.57)%)

  $  2,000,000    Collins & Aikman Products,  11.50%, 04/15/06 (Callable 04/15/01
                  @ $105.75)                                                                            (1,355,000)
                                                                                                       -----------
                  CONSULTING SERVICES ((0.88)%)

     1,000,000    Comdisco, Inc.,  6.125%, 01/15/03                                                       (756,300)
                                                                                                       -----------
                  FINANCE - LEASING COMPANY ((1.85)%)

     2,000,000    Williams Scotsman, Inc.,  9.875%, 06/01/07 (Callable 06/01/02 @
                  $104.94) *                                                                            (1,595,000)
                                                                                                       -----------
                  PHYSICAL THERAPY/REHABILITATION CENTERS ((1.02)%)


     1,000,000    HEALTHSOUTH Corp.,  3.25%, 04/01/03 (Callable 04/05/01 @
                  $101.30)                                                                               (880,000)
                                                                                                       -----------
    The preceeding notes are an integral part of these financial statements.

                                                                              17


                                                                                            PW WILLOW FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

    PAR                                                                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                  -----------------------------------------


                  STEEL - PRODUCERS ((1.99)%)


  $  2,000,000    AK Steel Corp.,  7.88%, 02/15/09 (Callable 02/15/04 @ $103.94) *                     $(1,716,000)
                                                                                                       -----------
                  TELECOMMUNICATION SERVICES ((2.18)%)

     2,000,000    Global Crossing Holdings, Ltd.,  9.50%, 11/15/09 (Callable
                  11/01/04 @ $104.75) *                                                                 (1,880,000)
                                                                                                       -----------
                  TOTAL BONDS SOLD, NOT YET PURCHASED (PROCEEDS $(8,752,500))                           (8,182,300)

TOTAL INVESTMENTS--49.12% (Cost $44,457,844)                                                            42,332,915
                                                                                                       -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--50.88%                                                           43,851,066
                                                                                                       -----------

TOTAL NET ASSETS--100.00%                                                                              $86,183,981
                                                                                                       ===========

(a) Security is in default
(b) Rates represent spreads to LIBOR
(c) Premium payment made at inception of swap
* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $16,593,400 and ($5,191,000), respectively, which represented 19.71% and (6.03%), respectively, of net assets at December 31, 2000.
** Variable rate security. Coupon rate disclosed is that which is in effect at December 31, 2000.

    The preceeding notes are an integral part of these financial statements.

                                                                              18